Other Payables and Accruals - Summary of Other Payables and Accruals (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2019
Disclosure Of Other Payables And Accruals [Abstract]
Payables in respect of research and development expenses	$ 3,066	$ 4,471
Accrued salaries and bonuses	1,603	2,166
Accrued other expenses	4,208	1,025
Deposit received for a potential out-licensing drug patent (note)		1,000
Other payables		500	$ 500
Total	$ 8,877	$ 9,162